Other disclosures - Risk Management and Principal Risks - Movement in gross exposures and impairment allowance including reconciliation of ECL (audited) (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	£ (228)	£ 259	£ (368)
Exchange and other adjustments	(306)	81
Credit impairment charges/(releases)	933	(277)	3,377
Post write-off recoveries	33	31
Total financial assets	1,187,698	1,049,896
Financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	(195)	290
Financial guarantee contracts | Third parties
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Credit impairment charges/(releases)	195	(290)
Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	3,998
Closing/Ending balance	4,352	3,998
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	1,386	(334)
Credit impairment charges/(releases)	897	(262)	3,239
Home loans
Loans and advances at amortised cost
Opening/Beginning balance	386
Closing/Ending balance	393	386
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	30	(30)
Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	2,391
Closing/Ending balance	2,719	2,391
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	1,017	171
Credit cards, unsecured loans and other retail lending | GAP Portfolio
Loans and advances at amortised cost
Business activity in the year	2,700
Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	1,221
Closing/Ending balance	1,240	1,221
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	339	(475)
Off-balance sheet loan commitments and financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	33	(270)
Other financial assets subject to impairment
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	48	(13)
Gross | Home loans
Loans and advances at amortised cost
Opening/Beginning balance	11,371	11,627
Business activity in the year	1,887	1,745
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(130)	(837)
Final repayments	(1,307)	(1,146)
Disposals	0	0
Write-offs	(23)	(18)
Closing/Ending balance	11,798	11,371	11,627
Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	28,262	26,347
Business activity in the year	8,113	4,853
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	4,573	(101)
Final repayments	(3,272)	(1,974)
Disposals	(236)	(37)
Write-offs	(679)	(826)
Closing/Ending balance	36,761	28,262	26,347
Gross | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	109,125	101,359
Business activity in the year	38,487	29,657
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	23,004	3,438
Final repayments	(30,981)	(24,307)
Disposals	(1,592)	(708)
Write-offs	(275)	(314)
Closing/Ending balance	137,768	109,125	101,359
Gross | Other financial assets subject to impairment
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	155,100	135,500	150,300
ECL
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(4,352)	(3,998)
ECL | Home loans
Loans and advances at amortised cost
Opening/Beginning balance	386	434
Business activity in the year	5	2
Refinements to models used for calculation	0	34
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	30	(61)
Final repayments	5	5
Disposals	0	0
Write-offs	23	18
Closing/Ending balance	393	386	434
ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	2,302	2,979
Business activity in the year	352	112
Refinements to models used for calculation	326	(30)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	381	124
Final repayments	42	35
Disposals	41	22
Write-offs	679	826
Closing/Ending balance	2,599	2,302	2,979
ECL | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	811	1,653
Business activity in the year	141	112
Refinements to models used for calculation	(22)	3
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	338	(268)
Final repayments	118	322
Disposals	47	53
Write-offs	275	314
Closing/Ending balance	828	811	1,653
ECL | Other financial assets subject to impairment
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(152)	(104)	(145)
Stage 1
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	(121)	47
Stage 1 | Loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(99)	119
Stage 1 | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	4	2
Stage 1 | Credit cards, unsecured loans and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(208)	206
Stage 1 | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	105	(89)
Stage 1 | Off-balance sheet loan commitments and financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	31	(36)
Stage 1 | Other financial assets subject to impairment
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	3	(3)
Stage 1 | Gross | Home loans
Loans and advances at amortised cost
Opening/Beginning balance	9,760	9,627
Business activity in the year	1,887	1,745
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(131)	(742)
Final repayments	(1,098)	(890)
Disposals	0	0
Write-offs	0	0
Closing/Ending balance	10,458	9,760	9,627
Stage 1 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	24,011	18,923
Business activity in the year	7,668	4,731
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	3,236	509
Final repayments	(2,887)	(1,489)
Disposals	(159)	0
Write-offs	0	0
Closing/Ending balance	30,501	24,011	18,923
Stage 1 | Gross | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	95,242	83,254
Business activity in the year	34,522	27,946
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	21,238	2,448
Final repayments	(27,331)	(19,481)
Disposals	(1,512)	(588)
Write-offs	0	0
Closing/Ending balance	122,849	95,242	83,254
Stage 1 | Gross | Other financial assets subject to impairment
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	153,800	135,300	146,300
Stage 1 | ECL | Home loans
Loans and advances at amortised cost
Opening/Beginning balance	8	6
Business activity in the year	5	2
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(17)	(22)
Final repayments	1	0
Disposals	0	0
Write-offs	0	0
Closing/Ending balance	12	8	6
Stage 1 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	605	399
Business activity in the year	138	84
Refinements to models used for calculation	43	(3)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(545)	(360)
Final repayments	19	14
Disposals	4	0
Write-offs	0	0
Closing/Ending balance	393	605	399
Stage 1 | ECL | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	183	280
Business activity in the year	55	74
Refinements to models used for calculation	2	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	39	(301)
Final repayments	33	29
Disposals	0	8
Write-offs	0	0
Closing/Ending balance	288	183	280
Stage 1 | ECL | Other financial assets subject to impairment
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(7)	(4)
Stage 1 | ECL | Other financial assets subject to impairment | Expected credit losses held against contingent liabilities and commitments
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets		(4)	(7)
Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	(61)	220
Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	481	(889)
Lifetime expected credit losses | Stage 2 | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(10)	(17)
Lifetime expected credit losses | Stage 2 | Credit cards, unsecured loans and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	422	(536)
Lifetime expected credit losses | Stage 2 | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	69	(336)
Lifetime expected credit losses | Stage 2 | Off-balance sheet loan commitments and financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	1	(205)
Lifetime expected credit losses | Stage 2 | Other financial assets subject to impairment
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	8	(6)
Lifetime expected credit losses | Stage 2 | Gross | Home loans
Loans and advances at amortised cost
Opening/Beginning balance	653	901
Business activity in the year	0	0
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(7)	(25)
Final repayments	(64)	(142)
Disposals	0	0
Write-offs	0	0
Closing/Ending balance	362	653	901
Lifetime expected credit losses | Stage 2 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	2,782	5,571
Business activity in the year	319	106
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	1,182	(514)
Final repayments	(235)	(409)
Disposals	(29)	0
Write-offs	0	0
Closing/Ending balance	4,586	2,782	5,571
Lifetime expected credit losses | Stage 2 | Gross | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	12,962	15,938
Business activity in the year	3,956	1,674
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	1,738	1,072
Final repayments	(3,557)	(4,322)
Disposals	(31)	(49)
Write-offs	0	0
Closing/Ending balance	14,001	12,962	15,938
Lifetime expected credit losses | Stage 2 | Gross | Other financial assets subject to impairment
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	1,142	65	3,800
Lifetime expected credit losses | Stage 2 | ECL | Home loans
Loans and advances at amortised cost
Opening/Beginning balance	35	52
Business activity in the year	0	0
Refinements to models used for calculation	0	(4)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	8	11
Final repayments	1	1
Disposals	0	0
Write-offs	0	0
Closing/Ending balance	25	35	52
Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	791	1,327
Business activity in the year	113	23
Refinements to models used for calculation	187	(27)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	473	147
Final repayments	12	16
Disposals	11	0
Write-offs	0	0
Closing/Ending balance	1,202	791	1,327
Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	193	533
Business activity in the year	80	15
Refinements to models used for calculation	(24)	3
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	95	(14)
Final repayments	41	168
Disposals	0	4
Write-offs	0	0
Closing/Ending balance	262	193	533
Lifetime expected credit losses | Stage 2 | ECL | Other financial assets subject to impairment
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(8)	0
Lifetime expected credit losses | Stage 2 | ECL | Fair value through other comprehensive income
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets		0	(6)
Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	(46)	(8)
Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	1,004	436
Lifetime expected credit losses | Stage 3 | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	36	(15)
Lifetime expected credit losses | Stage 3 | Credit cards, unsecured loans and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	803	501
Lifetime expected credit losses | Stage 3 | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	165	(50)
Lifetime expected credit losses | Stage 3 | Off-balance sheet loan commitments and financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	1	(29)
Lifetime expected credit losses | Stage 3 | Other financial assets subject to impairment
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	37	(4)
Lifetime expected credit losses | Stage 3 | Gross | Home loans
Loans and advances at amortised cost
Opening/Beginning balance	958	1,099
Business activity in the year	0	0
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	8	(70)
Final repayments	(145)	(114)
Disposals	0	0
Write-offs	(23)	(18)
Closing/Ending balance	978	958	1,099
Lifetime expected credit losses | Stage 3 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	1,469	1,853
Business activity in the year	126	16
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	155	(96)
Final repayments	(150)	(76)
Disposals	(48)	(37)
Write-offs	(679)	(826)
Closing/Ending balance	1,674	1,469	1,853
Lifetime expected credit losses | Stage 3 | Gross | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	921	2,167
Business activity in the year	9	37
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	28	(82)
Final repayments	(93)	(504)
Disposals	(49)	(71)
Write-offs	(275)	(314)
Closing/Ending balance	918	921	2,167
Lifetime expected credit losses | Stage 3 | Gross | Other assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets		100	132	$ 141	$ 100
Lifetime expected credit losses | Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Opening/Beginning balance	343	376
Business activity in the year	0	0
Refinements to models used for calculation	0	38
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	39	(50)
Final repayments	3	4
Disposals	0	0
Write-offs	23	18
Closing/Ending balance	356	343	376
Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening/Beginning balance	906	1,253
Business activity in the year	101	5
Refinements to models used for calculation	96	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	453	337
Final repayments	11	5
Disposals	26	22
Write-offs	679	826
Closing/Ending balance	1,004	906	1,253
Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Opening/Beginning balance	435	840
Business activity in the year	6	23
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	204	47
Final repayments	44	125
Disposals	47	41
Write-offs	275	314
Closing/Ending balance	278	435	840
Lifetime expected credit losses | Stage 3 | ECL | Other assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(137)	(100)	(132)
Financial assets at amortised cost | Loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	182,507	145,259
Financial assets at amortised cost | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	11,405	10,985
Financial assets at amortised cost | Credit cards, unsecured loans and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	34,162	25,960
Financial assets at amortised cost | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	136,940	108,314
Financial assets at amortised cost | Gross | Loans and advances at amortised cost
Loans and advances at amortised cost
Write-offs	(977)	(1,158)	(1,337)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Post write-off recoveries	33	31	4
Net write-offs	944	1,127	£ 1,333
Total financial assets	186,327	148,758
Financial assets at amortised cost | Gross | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	11,798	11,371
Financial assets at amortised cost | Gross | Credit cards, unsecured loans and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	36,761	28,262
Financial assets at amortised cost | Gross | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	137,768	109,125
Financial assets at amortised cost | ECL | Loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(3,820)	(3,499)
Financial assets at amortised cost | ECL | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(393)	(386)
Financial assets at amortised cost | ECL | Credit cards, unsecured loans and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(2,599)	(2,302)
Financial assets at amortised cost | ECL | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(828)	(811)
Financial assets at amortised cost | ECL | Off-balance sheet loan commitments and financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(532)	(499)
Financial assets at amortised cost | Stage 1 | Loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	163,115	128,217
Financial assets at amortised cost | Stage 1 | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	10,446	9,752
Financial assets at amortised cost | Stage 1 | Credit cards, unsecured loans and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	30,108	23,406
Financial assets at amortised cost | Stage 1 | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	122,561	95,059
Financial assets at amortised cost | Stage 1 | Gross | Loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	163,808	129,013
Financial assets at amortised cost | Stage 1 | Gross | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	10,458	9,760
Financial assets at amortised cost | Stage 1 | Gross | Credit cards, unsecured loans and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	30,501	24,011
Financial assets at amortised cost | Stage 1 | Gross | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	122,849	95,242
Financial assets at amortised cost | Stage 1 | ECL | Loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(693)	(796)
Financial assets at amortised cost | Stage 1 | ECL | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(12)	(8)
Financial assets at amortised cost | Stage 1 | ECL | Credit cards, unsecured loans and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(393)	(605)
Financial assets at amortised cost | Stage 1 | ECL | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(288)	(183)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	17,460	15,378
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	337	618
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Credit cards, unsecured loans and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	3,384	1,991
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	13,739	12,769
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Gross | Loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	18,949	16,397
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Gross | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	362	653
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Gross | Credit cards, unsecured loans and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	4,586	2,782
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | Gross | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	14,001	12,962
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | ECL | Loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(1,489)	(1,019)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | ECL | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(25)	(35)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured loans and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(1,202)	(791)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(262)	(193)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	1,932	1,664
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	622	615
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Credit cards, unsecured loans and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	670	563
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	640	486
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Gross | Loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	3,570	3,348
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Gross | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	978	958
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Gross | Credit cards, unsecured loans and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	1,674	1,469
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | Gross | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	918	921
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | ECL | Loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(1,638)	(1,684)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | ECL | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(356)	(343)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured loans and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(1,004)	(906)
Financial assets at amortised cost | Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total financial assets	(278)	(435)
Transfers from Stage 1 to Stage 2 | Gross | Home loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 | Gross | Wholesale loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 | ECL | Home loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 | Stage 1 | Gross | Home loans
Loans and advances at amortised cost
Transfers	(179)	(253)
Transfers from Stage 1 to Stage 2 | Stage 1 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	(2,009)	(897)
Transfers from Stage 1 to Stage 2 | Stage 1 | Gross | Wholesale loans
Loans and advances at amortised cost
Transfers	(3,684)	(4,122)
Transfers from Stage 1 to Stage 2 | Stage 1 | ECL | Home loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 | Stage 1 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	(40)	(41)
Transfers from Stage 1 to Stage 2 | Stage 1 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	(7)	(14)
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2 | Gross | Home loans
Loans and advances at amortised cost
Transfers	179	253
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	2,009	897
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2 | Gross | Wholesale loans
Loans and advances at amortised cost
Transfers	3,684	4,122
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2 | ECL | Home loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	40	41
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	7	14
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3 | Gross | Home loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3 | Gross | Wholesale loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to Stage 2 | Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 | Gross | Home loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 | Gross | Wholesale loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 | ECL | Home loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 | Stage 1 | Gross | Home loans
Loans and advances at amortised cost
Transfers	393	331
Transfers from Stage 2 to Stage 1 | Stage 1 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	1,046	2,520
Transfers from Stage 2 to Stage 1 | Stage 1 | Gross | Wholesale loans
Loans and advances at amortised cost
Transfers	4,573	5,454
Transfers from Stage 2 to Stage 1 | Stage 1 | ECL | Home loans
Loans and advances at amortised cost
Transfers	16	22
Transfers from Stage 2 to Stage 1 | Stage 1 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	218	548
Transfers from Stage 2 to Stage 1 | Stage 1 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	44	179
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2 | Gross | Home loans
Loans and advances at amortised cost
Transfers	(393)	(331)
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	(1,046)	(2,520)
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2 | Gross | Wholesale loans
Loans and advances at amortised cost
Transfers	(4,573)	(5,454)
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2 | ECL | Home loans
Loans and advances at amortised cost
Transfers	(16)	(22)
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	(218)	(548)
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	(44)	(179)
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3 | Gross | Home loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3 | Gross | Wholesale loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 2 to Stage 1 | Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	0	0
Transfers to Stage 3 | Gross | Home loans
Loans and advances at amortised cost
Transfers	0	0
Transfers to Stage 3 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	0	0
Transfers to Stage 3 | Gross | Wholesale loans
Loans and advances at amortised cost
Transfers	0	0
Transfers to Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Transfers	0	0
Transfers to Stage 3 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	0	0
Transfers to Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	0	0
Transfers to Stage 3 | Stage 1 | Gross | Home loans
Loans and advances at amortised cost
Transfers	(192)	(80)
Transfers to Stage 3 | Stage 1 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	(456)	(307)
Transfers to Stage 3 | Stage 1 | Gross | Wholesale loans
Loans and advances at amortised cost
Transfers	(254)	(32)
Transfers to Stage 3 | Stage 1 | ECL | Home loans
Loans and advances at amortised cost
Transfers	0	0
Transfers to Stage 3 | Stage 1 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	(14)	(13)
Transfers to Stage 3 | Stage 1 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	(1)	(1)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 2 | Gross | Home loans
Loans and advances at amortised cost
Transfers	(39)	(52)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 2 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	(404)	(362)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 2 | Gross | Wholesale loans
Loans and advances at amortised cost
Transfers	(207)	(164)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 2 | ECL | Home loans
Loans and advances at amortised cost
Transfers	(4)	(5)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	(166)	(165)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	(5)	(12)
Transfers to Stage 3 | Lifetime expected credit losses | Stage 3 | Gross | Home loans
Loans and advances at amortised cost
Transfers	231	132
Transfers to Stage 3 | Lifetime expected credit losses | Stage 3 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	860	669
Transfers to Stage 3 | Lifetime expected credit losses | Stage 3 | Gross | Wholesale loans
Loans and advances at amortised cost
Transfers	461	196
Transfers to Stage 3 | Lifetime expected credit losses | Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Transfers	4	5
Transfers to Stage 3 | Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	180	178
Transfers to Stage 3 | Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	6	13
Transfers from Stage 3 | Gross | Home loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 3 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 3 | Gross | Wholesale loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 3 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 3 | Stage 1 | Gross | Home loans
Loans and advances at amortised cost
Transfers	18	22
Transfers from Stage 3 | Stage 1 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	51	21
Transfers from Stage 3 | Stage 1 | Gross | Wholesale loans
Loans and advances at amortised cost
Transfers	55	363
Transfers from Stage 3 | Stage 1 | ECL | Home loans
Loans and advances at amortised cost
Transfers	1	0
Transfers from Stage 3 | Stage 1 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	11	5
Transfers from Stage 3 | Stage 1 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	6	3
Transfers from Stage 3 | Lifetime expected credit losses | Stage 2 | Gross | Home loans
Loans and advances at amortised cost
Transfers	33	49
Transfers from Stage 3 | Lifetime expected credit losses | Stage 2 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	8	13
Transfers from Stage 3 | Lifetime expected credit losses | Stage 2 | Gross | Wholesale loans
Loans and advances at amortised cost
Transfers	29	145
Transfers from Stage 3 | Lifetime expected credit losses | Stage 2 | ECL | Home loans
Loans and advances at amortised cost
Transfers	3	4
Transfers from Stage 3 | Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	5	9
Transfers from Stage 3 | Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	1	5
Transfers from Stage 3 | Lifetime expected credit losses | Stage 3 | Gross | Home loans
Loans and advances at amortised cost
Transfers	(51)	(71)
Transfers from Stage 3 | Lifetime expected credit losses | Stage 3 | Gross | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	(59)	(34)
Transfers from Stage 3 | Lifetime expected credit losses | Stage 3 | Gross | Wholesale loans
Loans and advances at amortised cost
Transfers	(84)	(508)
Transfers from Stage 3 | Lifetime expected credit losses | Stage 3 | ECL | Home loans
Loans and advances at amortised cost
Transfers	(4)	(4)
Transfers from Stage 3 | Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Transfers	(16)	(14)
Transfers from Stage 3 | Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans
Loans and advances at amortised cost
Transfers	£ (7)	£ (8)